Share-based Payments (Details 2) - Warrants [Member]	12 Months Ended
	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares	Jun. 30, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding beginning balance | shares	56,378,023	1,875,129	4,332,526
Options capital consolidation | shares
Options granted during the year | shares	8,424,157	54,752,894	1,425,532
Options exercised | shares	(300,000)		(910,166)
Lapse of unexercised options | shares	(465,500)	(250,000)	(2,972,763)
Outstanding ending balance | shares	64,036,680	56,378,023	1,875,129
Options Exercisable ending balance | shares	64,036,680	56,378,023	1,875,129
Outstanding beginning balance | $ / shares	$ 0.440	$ 0.561	$ 0.400
Options capital consolidation | $ / shares
Options granted during the year | $ / shares	0.470	0.430	0.549
Options exercised | $ / shares			0.376
Lapse of unexercised options | $ / shares	1.550	0.460	0.376
Outstanding ending balance | $ / shares	0.470	0.440	0.561
Options Exercisable ending balance | $ / shares	$ 0.470	$ 0.440	$ 0.561